OPERATING LEASE - Supplemental cash flow and balance sheet information related to leases (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Supplemental consolidated balance sheet information related to leases
Right-of-use assets	¥ 39,388		$ 6,113	¥ 46,829
Operating lease liabilities, current	17,894		2,777	11,657
Operating lease liabilities, non-current	12,362		$ 1,919	34,365
Total operating lease liabilities	¥ 30,256			¥ 46,022
Weighted average remaining lease term	2 years 6 months 10 days		2 years 6 months 10 days	4 years 3 months 29 days
Weighted average discount rate	5.22%		5.22%	5.40%
Supplemental cash flow information related to leases
Cash paid for amounts included in the measurement of lease liabilities	¥ 14,405	¥ 7,670
Right-of-use assets obtained in exchange for operating lease liabilities	23,628	58,554
Leases lease cost
Lease cost	7,400	26,300
Short-term lease cost	¥ 1,300	7,700
Continuing business
Leases lease cost
Lease cost		23,000
Short-term lease cost		4,400
Discontinued business
Leases lease cost
Lease cost		3,300
Short-term lease cost		¥ 3,300